Commitment and contingencies - Summary of commitments outstanding (Details) $ in Thousands	Dec. 31, 2023 USD ($) vessel
Commitments and Contingencies Disclosure [Abstract]
Number of vessels under construction | vessel	6
2024	$ 306,000
Total	$ 306,000